INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 11 - INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of September 30,
	2025	2024
Software	$163,642	$165,933
Less: accumulated amortization	(41,871)	(25,863)
Intangible assets, net	$121,771	$140,070

For the years ended September 30, 2025, 2024 and 2023, amortization was $16,233, $16,336 and $3,342, respectively.